Related Party Transactions - Summary of Related Party Costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	$ 27,000	$ 323,665	$ 54,000	$ 363,601	$ 362,631	$ 833,612
Cash-based [Member]
Total	27,000	27,000	54,000	54,000	48,000	48,000
Stock-based [Member]
Total		$ 296,665		$ 309,601	$ 314,631	$ 785,612